RELATED PARTY TRANSACTIONS - Purchases from related parties (Details) - Related Party - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Purchases from related parties	$ 138,974	$ 590,137	$ 2,496,560
Shanghai Tuwen Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Purchases from related parties	122,789	6,477	6,043
Ningbo Lihong Information System Engineering Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties	6,896	21,466
Kunming Jinbi Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties		468,385	684,327
Youshi Innovation Business Group Co., Ltd
RELATED PARTY TRANSACTIONS
Purchases from related parties		50,325	67,417
Yue Yan (Shanghai) Digital Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties		35,649
Qingdao Lixing Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties		4,328	18,204
Shanghai Mingzhe Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties			1,570,180
Hebei Shilong Digital Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties			124,587
Others
RELATED PARTY TRANSACTIONS
Purchases from related parties	$ 9,289	$ 3,507	$ 25,802